Simple Agreements for Future Equity	12 Months Ended
Dec. 31, 2024
Simple Agreements For Future Equity
Simple Agreements for Future Equity

16. Simple Agreements for Future Equity

Simple Agreements for Future Equity - Related Party

During 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements with related parties Alco and DNX (See Note 14 - Debt, for a description of the related party relationship with these entities) (the “Related Party SAFEs”) pursuant to which the Company received gross proceeds in the amount of $3,567,000. In the event of an Equity Financing (as defined in the SAFEs agreements), the Related Party SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the Related Party SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The Related Party SAFEs were recorded as a liability in accordance with the applicable accounting guidance as they are redeemable for cash upon contingent events that are outside of the Company’s control. The initial fair value of the Related Party SAFE liability was $3,567,000. Subsequent changes in fair value at each reporting period are recognized in the consolidated statement of operations. For the year ended December 31, 2023, the Company recognized a gain of $2,752,430 for the change in fair value of the Related Party SAFE liability, respectively.

The Company utilizes a combination of scenario-based methods and Monte Carlo simulation to determine the fair value of the Related Party SAFE liability as of the valuation dates. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.

On December 14, 2023, all outstanding principal related to the Related Party SAFEs at a carrying value of $6,049,766 converted into 1,104 shares the Company’s Class A Common Stock pursuant to the close of the Merger Agreement and application of the exchange ratio.

Simple Agreements for Future Equity - Third Party

During 2021, the Company entered into Simple Agreements for Future Equity (SAFE) arrangements with third party investors (the “Third Party SAFEs”) pursuant to which the Company received gross proceeds in the amount of $269,000. In the event of an Equity Financing (as defined in the SAFEs agreements), the Third Party SAFEs will automatically convert into shares of the Company’s common or preferred stock at a discount of 15% of the per share price of the shares offered in the Equity Financing (the “Discount Price”). In the event of a Liquidity Event, SPAC Transaction or Dissolution Event (all terms as defined in the SAFEs agreements), the holders of the Third Party SAFEs will be entitled to receive cash or shares of the Company’s common or preferred stock. The Third Party SAFEs were recorded as a liability in accordance with the applicable accounting guidance as they are redeemable for cash upon contingent events that are outside of the Company’s control. The initial fair value of the Third Party SAFE liability was $269,000. Subsequent changes in fair value at each reporting period are recognized in the Consolidated Statement of Operations. For the year ended December 31, 2023, the Company recognized a gain of $207,570 for the change in fair value of the Third Party SAFE liability.

The Company utilizes a combination of scenario-based methods and Monte Carlo simulation to determine the fair value of the Third Party SAFE liability as of the valuation dates. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.

On December 14, 2023, all outstanding principal related to the Third Party SAFEs at a carrying value of $456,234 converted into 83 shares the Company’s Class A Common Stock pursuant to the close of the Merger Agreement and application of the exchange ratio.